S000021052 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.42%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	26.43%	(0.51%)	6.64%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	26.42%	(0.46%)	6.68%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	26.05%	(0.77%)	6.35%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.85%	(1.24%)	5.82%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.56%	(0.62%)	5.04%